Total
Investor | FAM Value Fund
FAM Value Fund – Investor Shares
Investment Objective
FAM Value Fund’s investment objective is to maximize long-term return on capital.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor FAM Value Fund FAM Value Fund Investor Class USD ($)
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor FAM Value Fund FAM Value Fund Investor Class
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.27%
Total Fund Operating Expenses	1.17%	[1]
Fee Waiver/Expense Reimbursement	(0.01%)	[1]
Net Fund Operating Expenses	1.18%	[1]
[1]	The Advisor has contractually agreed, until May 1, 2025, to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Investor Shares at 1.18%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Investor Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Fund’s Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor | FAM Value Fund | FAM Value Fund Investor Class | USD ($)	120	373	645	1,421

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund, employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the true business worth include the company’s current earnings and Fenimore’s opinion as to its future earnings potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Generally, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may invest in the securities of issuers of all sizes and market capitalizations. The Fund may also invest in the securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”).

Principal Risks:
Annual Total Return

The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart shows changes in the Investor Shares performance since 2014. The table shows the Investor Shares average annual returns (before and after taxes) for the 1 year, 5-year and 10-year periods ended December 31, 2023 and compared to those of the Russell MidCap Total Return Index, the Fund’s primary benchmark index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website fenimoreasset.com.

FAM VALUE FUND Investor Shares

Best Quarter (2Q’20): 15.75% Worst Quarter (1Q’20): -23.73%
AVERAGE TOTAL ANNUAL RETURN (for the periods ended December 31, 2023)
Average Annual Total Returns - Investor - FAM Value Fund	Label	1 Year	5 Years	10 Years
FAM Value Fund Investor Class	Return before taxes	16.09%	11.76%	9.45%
FAM Value Fund Investor Class | After Taxes on Distributions		14.75%	10.53%	8.14%
FAM Value Fund Investor Class | After Taxes on Distributions and Sales		10.44%	9.26%	7.43%
Russell MidCap Total Return Index		17.23%	12.68%	9.42%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Investor Class and after-tax returns for other classes will vary.

Investor | FAM Value Fund | Stock Market Risk [Member]
●	Stock Market Risk - the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

Investor | FAM Value Fund | Stock Selection Risk [Member]
●	Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

Investor | FAM Value Fund | Small Cap Risk [Member]
●	Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

Investor | FAM Value Fund | Market Risk [Member]
●	Market Risk - the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

Investor | FAM Value Fund | Foreign Investment Risk [Member]
●	Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Investor | FAM Value Fund | Investment In Other Investment Companies Risk [Member]
●	Investment in Other Investment Companies Risk - the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Investor | FAM Dividend Focus Fund
FAM Dividend Focus Fund – Investor Shares
Investment Objective

FAM Dividend Focus Fund’s investment objective is to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor FAM Dividend Focus Fund FAM Dividend Focus Fund Investor Class USD ($)
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor FAM Dividend Focus Fund FAM Dividend Focus Fund Investor Class
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.01%
Total Fund Operating Expenses	1.22%	[1]
[1]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor | FAM Dividend Focus Fund | FAM Dividend Focus Fund Investor Class | USD ($)	124	387	670	1,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the true business worth include the company’s current earnings and Fenimore’s opinion as to its future earnings potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Generally, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may invest in the securities of issuers of all sizes and market capitalizations. The Fund may also invest in the securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”).

Principal Risks:
Annual Total Return

The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart shows changes in the Investor Shares performance since 2014. The table shows the Investor Shares average annual returns (before and after taxes) for the 1 year, 5-year and 10-year periods ended December 31, 2023 and compared to those of the Russell MidCap Total Return Index, the Fund’s primary benchmark index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website fenimoreasset.com.

FAM DIVIDEND FOCUS FUND Investor Shares

Best Quarter (2Q’20): 19.20% Worst Quarter (1Q’20): -23.41%
AVERAGE TOTAL ANNUAL RETURN (for the periods ended December 31, 2023)
Average Annual Total Returns - Investor - FAM Dividend Focus Fund	Label	1 Year	5 Years	10 Years
FAM Dividend Focus Fund Investor Class	Return before taxes	19.70%	14.32%	11.10%
FAM Dividend Focus Fund Investor Class | After Taxes on Distributions		19.41%	13.85%	10.23%
FAM Dividend Focus Fund Investor Class | After Taxes on Distributions and Sales		11.71%	11.43%	8.81%
Russell MidCap Total Return Index		17.23%	12.68%	9.42%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Investor Class and after-tax returns for other classes will vary.

Investor | FAM Dividend Focus Fund | Stock Market Risk [Member]
●	Stock Market Risk - the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

Investor | FAM Dividend Focus Fund | Stock Selection Risk [Member]
●	Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

Investor | FAM Dividend Focus Fund | Small Cap Risk [Member]
●	Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

Investor | FAM Dividend Focus Fund | Market Risk [Member]
●	Market Risk - the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

Investor | FAM Dividend Focus Fund | Foreign Investment Risk [Member]
●	Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Investor | FAM Dividend Focus Fund | Investment In Other Investment Companies Risk [Member]
●	Investment in Other Investment Companies Risk - the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Investor | FAM Small Cap Fund
FAM Small Cap Fund – Investor Shares
Investment Objective
FAM Small Cap Fund’s investment objective is to maximize long-term return on capital.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor FAM Small Cap Fund FAM Small Cap Fund Investor USD ($)
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor FAM Small Cap Fund FAM Small Cap Fund Investor
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.01%
Total Fund Operating Expenses	1.25%	[1]
[1]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also includes the contractual arrangement permitting the Advisor to recover amounts waived or reimbursed by the Advisor during prior years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor | FAM Small Cap Fund | FAM Small Cap Fund Investor | USD ($)	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund, employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the true business worth include the company’s current earnings, and Fenimore’s opinion as to its future potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund considers small-cap companies to be those issuers that, at the time of initial purchase, have a market capitalization that is within or below the range of companies in the Russell 2000 Total Return Index as of the latest reconstitution. As of April 28, 2023, the market capitalization range for the Russell 2000 Total Return Index was approximately $159.5 million to $6.0 billion.

The Fund may invest in securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”). The Fund’s policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days prior notice to shareholders.

Principal Risks
Annual Total Return

The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart shows changes in the Investor Shares performance since 2014. The table shows the Investor Shares average annual returns (before and after taxes) for the 1 year, 5-year and 10-year periods ended December 31, 2023 and compared to those of the Russell 2000 Total Return Index, the Fund’s primary benchmark. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website fenimoreasset.com.

FAM SMALL CAP FUND Investor Shares

Best Quarter (4Q’20): 25.41% Worst Quarter (1Q’20): -30.29%
AVERAGE TOTAL ANNUAL RETURN (for the periods ended December 31, 2023)
Average Annual Total Returns - Investor - FAM Small Cap Fund	Label	1 Year	5 Years	10 Years
FAM Small Cap Fund Investor	Return before taxes	20.11%	13.42%	8.45%
FAM Small Cap Fund Investor | After Taxes on Distributions		18.39%	12.72%	7.66%
FAM Small Cap Fund Investor | After Taxes on Distributions and Sales		13.15%	10.76%	6.71%
Russell 2000 Total Return Index		16.93%	9.97%	7.16%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Investor Class and after-tax returns for other classes will vary.

Investor | FAM Small Cap Fund | Stock Market Risk [Member]
●	Stock Market Risk - the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

Investor | FAM Small Cap Fund | Stock Selection Risk [Member]
●	Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

Investor | FAM Small Cap Fund | Small Cap Risk [Member]
●	Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

Investor | FAM Small Cap Fund | Market Risk [Member]
●	Market Risk - the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

Investor | FAM Small Cap Fund | Foreign Investment Risk [Member]
●	Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Investor | FAM Small Cap Fund | Investment In Other Investment Companies Risk [Member]
●	Investment in Other Investment Companies Risk - the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Institutional | FAM Value Fund
FAM Value Fund – Institutional Shares
Investment Objective
FAM Value Fund’s investment objective is to maximize long-term return on capital.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional FAM Value Fund FAM Value Fund Institutional Class USD ($)
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional FAM Value Fund FAM Value Fund Institutional Class
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.24%
Total Fund Operating Expenses	1.14%	[1]
Fee Waiver/Expense Reimbursement	(0.15%)	[1]
Net Fund Operating Expenses	0.99%	[1]
[1]	The Advisor has contractually agreed, until May 1, 2025, to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Institutional Shares at 0.99%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Institutional Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Fund’s Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional | FAM Value Fund | FAM Value Fund Institutional Class | USD ($)	101	347	613	1,373

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund, employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the true business worth include the company’s current earnings and Fenimore’s opinion as to its future earnings potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Generally, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may invest in the securities of issuers of all sizes and market capitalizations. The Fund may also invest in the securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”).

Principal Risks
Annual Total Return

The performance results shown below for the periods prior to January 3, 2017, the date of commencement of operations of the Institutional Shares for the Fund, are for a class of shares of the Fund that are not offered in this Prospectus, Investor Shares, which are subject to higher fees as a result of differences in the shareholder administrative services fees and certain other fees paid by each class. Institutional Shares and Investor Shares would have substantially similar performance results because the shares of each class are invested in the same portfolio securities of the Fund. Because of the difference in the level of fees paid by Investor Shares, the returns for the Investor Shares will be lower than the returns for Institutional Shares. The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart and table show the Investor Shares performance for periods prior to January 3, 2017. The table shows the average annual returns (before and after taxes) for the 1-year, 5-year and 10-year periods ended December 31, 2023 and compared to those of the Russell MidCap Total Return Index, the Fund’s primary benchmark. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website fenimoreasset.com.

FAM VALUE FUND Institutional Shares

Best Quarter (2Q’20): 15.82% Worst Quarter (1Q’20): -23.69%

AVERAGE TOTAL ANNUAL RETURN (for the periods ended December 31, 2023)
Average Annual Total Returns - Institutional - FAM Value Fund	Label	1 Year	5 Years	10 Years
FAM Value Fund Institutional Class	Return before taxes	16.32%	11.97%	9.59%
FAM Value Fund Institutional Class | After Taxes on Distributions		14.90%	10.72%	8.27%
FAM Value Fund Institutional Class | After Taxes on Distributions and Sales		10.57%	9.43%	7.55%
Russell MidCap Total Return Index		17.23%	12.68%	9.42%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Institutional Class and after-tax returns for other classes will vary.

Institutional | FAM Value Fund | Stock Market Risk [Member]
●	Stock Market Risk – the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

Institutional | FAM Value Fund | Stock Selection Risk [Member]
●	Stock Selection Risk – the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

Institutional | FAM Value Fund | Small Cap Risk [Member]
●	Small-Cap Risk – small capitalization companies may not have the size, resources or other assets of large capitalization companies.

Institutional | FAM Value Fund | Market Risk [Member]
●	Market Risk – the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

Institutional | FAM Value Fund | Foreign Investment Risk [Member]
●	Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Institutional | FAM Value Fund | Investment In Other Investment Companies Risk [Member]
●	Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Institutional | FAM Dividend Focus Fund
FAM Dividend Focus Fund – Institutional Shares
Investment Objective

FAM Dividend Focus Fund’s investment objective is to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional FAM Dividend Focus Fund FAM Dividend Focus Fund Institutional Class USD ($)
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional FAM Dividend Focus Fund FAM Dividend Focus Fund Institutional Class
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.01%
Total Fund Operating Expenses	1.22%	[1],[2]
Fee Waiver/Expense Reimbursement	(0.11%)	[2]
Net Fund Operating Expenses	1.11%	[2]
[1]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the Prospectus, which does not include “Acquired Fund Fees and Expenses.”
[2]	As of the date of this Prospectus, the Institutional Class of the FAM Dividend Focus Fund has not commenced operations. Prior to the Institutional Class commencing operations, the Advisor contractually agreed, until May 1, 2025, to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Institutional Shares at 1.10%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Institutional Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Fund’s Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional | FAM Dividend Focus Fund | FAM Dividend Focus Fund Institutional Class | USD ($)	113	376	660	1,468

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the true business worth include the company’s current earnings and Fenimore’s opinion as to its future earnings potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Generally, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may invest in the securities of issuers of all sizes and market capitalizations. The Fund may also invest in the securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”).

Principal Risks
Annual Total Return

The Institutional Shares of the Fund have not yet commenced operations and therefore do not yet have their own performance history. The performance results shown are for the Investor shares which are not offered in this Prospectus. Investor Shares are subject to higher fees because of differences in the shareholder administrative services fees and certain other fees paid by each class. Institutional Shares and Investor Shares would have substantially similar performance results because the shares of each class are invested in the same portfolio securities of the Fund. Because of the difference in the level of fees paid by Investor Shares, the returns for the Investor Shares will be lower than the returns for Institutional Shares. The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart shows changes in the Investor Shares performance from year to year. The table shows the Investor Shares average annual returns (before and after taxes) for the 1-year, 5-year and 10-year periods ended December 31, 2023 and compared to those of the Russell MidCap Total Return Index, the Fund’s primary benchmark index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website fenimoreasset.com.

FAM DIVIDEND FOCUS FUND Institutional Shares

Best Quarter (2Q’20): 19.20% Worst Quarter (1Q’20): -23.41%

AVERAGE TOTAL ANNUAL RETURN (for the periods ended December 31, 2023)
Average Annual Total Returns - Institutional - FAM Dividend Focus Fund	Label	1 Year	5 Years	10 Years
FAM Dividend Focus Fund Institutional Class	Return before taxes	19.70%	14.32%	11.10%
FAM Dividend Focus Fund Institutional Class | After Taxes on Distributions		19.41%	13.85%	10.23%
FAM Dividend Focus Fund Institutional Class | After Taxes on Distributions and Sales		11.71%	11.43%	8.81%
Russell MidCap Total Return Index		17.23%	12.68%	9.42%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Investor Class and after-tax returns for other classes will vary.

Institutional | FAM Dividend Focus Fund | Stock Market Risk [Member]
●	Stock Market Risk – the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

Institutional | FAM Dividend Focus Fund | Stock Selection Risk [Member]
●	Stock Selection Risk – the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

Institutional | FAM Dividend Focus Fund | Small Cap Risk [Member]
●	Small-Cap Risk – small capitalization companies may not have the size, resources or other assets of large capitalization companies.

Institutional | FAM Dividend Focus Fund | Market Risk [Member]
●	Market Risk – the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

Institutional | FAM Dividend Focus Fund | Foreign Investment Risk [Member]
●	Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Institutional | FAM Dividend Focus Fund | Investment In Other Investment Companies Risk [Member]
●	Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Institutional | FAM Small Cap Fund
FAM Small Cap Fund – Institutional Shares
Investment Objective:
FAM Small Cap Fund’s investment objective is to maximize long-term return on capital.
Fees and Expenses of the Fund:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional FAM Small Cap Fund FAM Small Cap Fund Institutional Class USD ($)
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional FAM Small Cap Fund FAM Small Cap Fund Institutional Class
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.01%
Total Fund Operating Expenses	1.15%	[1]
[1]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional | FAM Small Cap Fund | FAM Small Cap Fund Institutional Class | USD ($)	117	365	633	1,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund, employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the true business worth include the company’s current earnings, and Fenimore’s opinion as to its future potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund considers small-cap companies to be those issuers that, at the time of initial purchase, have a market capitalization that is within or below the range of companies in the Russell 2000 Total Return Index as of the latest reconstitution. As of April 28, 2023, the market capitalization range for the Russell 2000 Total Return Index was approximately $159.5 million to $6.0 billion.

The Fund may invest in securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”). The Fund’s policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days prior notice to shareholders.

Principal Risks
Annual Total Return

The performance results shown below for the periods prior to January 1, 2016, the date of commencement of operations of the Institutional Shares for the Fund, are for a class of shares of the Fund that are not offered in this Prospectus, Investor Shares, which are subject to higher fees as a result of differences in the shareholder administrative services fees and certain other fees paid by each class. Institutional Shares and Investor Shares would have substantially similar performance results because the shares of each class are invested in the same portfolio securities of the Fund. Because of the difference in the level of fees paid by Investor Shares, the returns for the Investor Shares will be lower than the returns for Institutional Shares. The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart and table show the Investor Shares performance for periods prior to January 1, 2016. The table shows the average annual returns (before and after taxes) for the 1-year, 5-year and 10-year periods ended December 31, 2023 and compared to those of the Russell 2000 Total Return Index, the Fund’s primary benchmark. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website fenimoreasset.com.

FAM SMALL CAP FUND Institutional Shares

Best Quarter (4Q’20): 25.49% Worst Quarter (1Q’20): -30.28%

AVERAGE TOTAL ANNUAL RETURN (for the periods ended December 31, 2023)
Average Annual Total Returns - Institutional - FAM Small Cap Fund	Label	1 Year	5 Years	10 Years
FAM Small Cap Fund Institutional Class	Return before taxes	20.20%	13.54%	8.55%
FAM Small Cap Fund Institutional Class | After Taxes on Distributions		18.50%	12.84%	7.76%
FAM Small Cap Fund Institutional Class | After Taxes on Distributions and Sales		13.19%	10.86%	6.79%
Russell 2000 Total Return Index		16.93%	9.97%	7.16%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Institutional Class and after-tax returns for other classes will vary.

Institutional | FAM Small Cap Fund | Stock Market Risk [Member]
●	Stock Market Risk – the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

Institutional | FAM Small Cap Fund | Stock Selection Risk [Member]
●	Stock Selection Risk – the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

Institutional | FAM Small Cap Fund | Small Cap Risk [Member]
●	Small-Cap Risk – small capitalization companies may not have the size, resources or other assets of large capitalization companies.

Institutional | FAM Small Cap Fund | Market Risk [Member]
●	Market Risk – the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

Institutional | FAM Small Cap Fund | Foreign Investment Risk [Member]
●	Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Institutional | FAM Small Cap Fund | Investment In Other Investment Companies Risk [Member]
●	Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.